Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Product revenue, net	$ 72,957	$ 22,524	$ 355
Type of Revenue [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Operating expenses
Cost of sales	$ 9,960	$ 7,336	$ 4
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Research and development	$ 69,559	$ 53,079	$ 51,231
Selling, general and administrative	129,709	121,311	78,801
Total operating expenses	209,228	181,726	130,036
Loss from operations	(136,271)	(159,202)	(129,681)
Other (expense) income
Interest income	3,212	4,567	3,718
Interest expense	(17,066)	(15,712)	(11,268)
Other income (expense)	352	688	(250)
Total other (expense) income	(13,502)	(10,457)	(7,800)
Net loss	$ (149,773)	$ (169,659)	$ (137,481)
Net loss per common share, basic and diluted	$ (3.93)	$ (4.49)	$ (4.16)
Weighted average common shares outstanding, basic and diluted	38,086	37,751	33,027
Other comprehensive income (loss)
Unrealized gains (losses) from available-for-sale securities, net of tax of $0	$ 139	$ 330	$ (336)
Total other comprehensive income (loss)	139	330	(336)
Comprehensive loss	$ (149,634)	$ (169,329)	$ (137,817)